Other Accounts Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Payable [Abstract]
Employees and payroll accruals			$ 149	$ 225
Accrued expenses			973	772
Other accounts payable	$ 351	$ 445	$ 1,122	$ 997